Employees' Retirement Benefits (Schedule Of Amounts Recognized As Accumulated Other Comprehensive Loss (Income)) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Total	¥ 357,843		¥ 303,708
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	356,081		351,345
Transition obligation	943		1,112
Prior service cost	(26,934)	[1]	(42,312)	[1]
Total	330,090		310,145
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	183,549		191,578
Prior service cost	(5,010)	[2]	(8,867)	[2]
Total	¥ 178,539		¥ 182,711

[1]	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plans.
[2]	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plan.